File Nos.33-95778
                                                                  811-9026
=============================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
   Pre-Effective  Amendment  No.  ___                                      [ ]
   Post-Effective  Amendment  No.  _3_                                     [X]

REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
   Amendment  No.  _10_                                                    [X]
                       (Check appropriate box or boxes.)

     United Life & Annuity Separate Account One
     __________________________________________
     (Exact  Name  of  Registrant)

  United  Life  &  Annuity  Insurance  Company
     _____________________________________________
     (Name  of  Depositor)

     III United Plaza, 8545 United Plaza Boulevard, Baton Rouge, LA 70809-2264
     ____________________________________________________________   __________
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code  (800)  825-7568

     Name  and  Address  of  Agent  for  Service
     ___________________________________________
       C. Paul Patsis, President and Chief Executive Officer United Life & Annuity Insurance Company
          III  United  Plaza,  8545  United  Plaza  Blvd.
          Baton  Rouge,  LA  70809-2251

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT    06881
          (203)  226-7866

It  is  proposed  that  this  filing  will  become  effective:

_____  immediately  upon  filing  pursuant  to  paragraph  (b)  of  Rule  485
_____  on (date)  pursuant  to  paragraph  (b)of  Rule  485
__X__  60  days  after  filing  pursuant  to  paragraph  (a)(1)  of  Rule  485
_____  on  (date)  pursuant  to  paragraph  (a)(1)  of  Rule  485

If  appropriate,  check  the  following  box:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

         Individual Variable Annuity Contracts



                              CROSS REFERENCE SHEET
                             (Required by Rule 495)

Item No.                                                 Location
--------                                                 -----------------------

                                     PART A

Item 1.   Cover Page                                     Cover Page

Item 2.   Definitions                                    Glossary of Terms

Item 3.   Synopsis                                       Summary

Item 4.   Condensed Financial Information                Appendix A - Condensed
                                                         Financial Information

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies                        ULA; Investment
                                                         Options

Item 6.   Deductions and Expenses                        Expenses

Item 7.   General Description of Variable Annuity
          Contracts                                      The SpectraSelect
                                                         Fixed and Variable Annuity Contracts

Item 8.   Annuity Period                                 Annuity Provisions

Item 9.   Death Benefit                                  Death Benefit

Item 10.  Purchases and Contract Value                   How to Purchase A
                                                         Contract

Item 11.  Redemptions                                    Withdrawals

Item 12.  Taxes                                          Taxes

Item 13.  Legal Proceedings.                             Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information                         Table of Contents of
                                                         the Statement of
                                                         Additional Information




                         CROSS REFERENCE SHEET (CONT'D)
                             (Required by Rule 495)

Item No.                                        Location
--------                                        --------------------

                                     PART B

Item 15.  Cover Page                            Cover Page

Item 16.  Table of Contents.                    Table of Contents

Item 17.  General Information and History       The Company

Item 18.  Services                              Not Applicable

Item 19.  Purchase of Securities Being Offered  Not Applicable

Item 20.  Underwriters                          Distributor

Item 21.  Calculation of Performance Data       Performance
                                                Information

Item 22.  Annuity Payments.                     Annuity Provisions

Item 23.  Financial Statements                  Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.









                                     PART A

                              [SPECTRASELECT LOGO]


                              UNITED LIFE & ANNUITY


                                INSURANCE COMPANY

                             MAY 1, 1998 PROSPECTUS


              THE SPECTRASELECT FIXED AND VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                   UNITED LIFE & ANNUITY SEPARATE ACCOUNT ONE

                                       AND

                     UNITED LIFE & ANNUITY INSURANCE COMPANY

                                  MAY 1, 1998

     This prospectus describes the SpectraSelect Fixed and Variable Annuity Contract offered by United Life & Annuity Insurance Company (ULA, us or we).

     The annuity has 13 investment options -- the Portfolios listed below, a one year Fixed Account option of ULA and the Interest Adjustment Account.



THE ALGER AMERICAN FUND                        MFS(R) VARIABLE INSURANCE TRUST(SM
Alger American Growth Portfolio                MFS Emerging Growth Series
DREYFUS STOCK INDEX FUND                       MFS Total Return Series
DREYFUS VARIABLE INVESTMENT FUND               SCUDDER VARIABLE LIFE INVESTMENT FUND
Growth and Income Portfolio                    Money Market Portfolio
FEDERATED INSURANCE SERIES                     International Portfolio, Class A
Federated High Income Bond Fund II             VAN ECK WORLDWIDE INSURANCE TRUST
Federated Utility Fund II                      Worldwide Hard Assets Fund
Federated Fund for U.S. Government
Securities II


     Please read this prospectus before investing and keep it for future reference. It contains important information about the SpectraSelect Fixed and Variable Annuity Contract.

     To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. The Table of Contents of the SAI is found on the last page of this prospectus. For a free copy of the SAI, call us at (800) 825-7568 or write us at: P.O. Box 260100, 8545 United Plaza
Boulevard, Baton Rouge, LA 70826-0100. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

Inquiries. If you have any questions about your Contract or need more information, please contact us at:

         III United Plaza
         8545 United Plaza Blvd.
         Baton Rouge, Louisiana 70809-2264
         (800) 825-7568

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GLOSSARY OF TERMS...........................................    1
SUMMARY.....................................................    2
FEE TABLE...................................................    4
THE SPECTRASELECT FIXED AND VARIABLE ANNUITY CONTRACT.......    7
  Owner.....................................................    7
  Joint Owner...............................................    7
  Annuitant.................................................    7
  Beneficiary...............................................    8
  Assignment................................................    8
ANNUITY PAYMENTS (THE INCOME PHASE).........................    8
  Annuity Options...........................................    8
HOW TO PURCHASE A CONTRACT..................................    9
  Purchase Payments.........................................    9
  Allocation of Purchase Payments...........................    9
  Right to Examine Contract.................................    9
  Accumulation Units........................................    9
INVESTMENT OPTIONS..........................................   10
  Voting Rights.............................................   11
  Substitution..............................................   11
  Transfers.................................................   11
  Dollar Cost Averaging Program.............................   12
  Rebalancing Program.......................................   12
  Asset Allocation Programs.................................   13
PERFORMANCE.................................................   13
EXPENSES....................................................   14
  Insurance Charges.........................................   14
    Mortality and Expense Risk Charge.......................   14
    Administrative Charge...................................   14
  Contingent Deferred Sales Charge..........................   14
  Reduction or Elimination of the Contingent Deferred Sales
    Charge..................................................   15
  Transfer Fee..............................................   15
  Premium Taxes.............................................   15
  Income Taxes..............................................   15
  Portfolio Expenses........................................   15
TAXES.......................................................   15
  Annuity Contracts in General..............................   15
  Qualified and Non-Qualified Contracts.....................   16
  Withdrawals -- Non-Qualified Contracts....................   16
  Withdrawals -- Qualified Contracts........................   16
  Withdrawals -- Tax-Sheltered Annuities....................   16
  Diversification...........................................   17
WITHDRAWALS.................................................   17
  Systematic Withdrawal Program.............................   17
  Suspension of Payments or Transfers.......................   18
DEATH BENEFIT...............................................   18
  Upon Your Death...........................................   18
  Death Benefit.............................................   18
  Death of Annuitant........................................   19
OTHER INFORMATION...........................................   19
  ULA.......................................................   19
  The Separate Account......................................   19
  Distribution..............................................   20
  Financial Statements......................................   20
APPENDIX  ..................................................  A-1
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................  C-1


                                GLOSSARY OF TERMS

     We have tried to make this prospectus as understandable for you as possible. We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them below.

     ACCOUNTS: The Portfolios, the Fixed Account and each Guarantee Period of the Interest Adjustment Account.

     ACCUMULATION PHASE: Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase.

     ACCUMULATION UNIT: The unit of measurement we use to keep track of the value of your Contract during the Accumulation Phase.

     ANNUITANT: The natural person on whose life we base Annuity Payments.

     ANNUITY OPTIONS: You can choose among income plans for your Annuity Payments. These are referred to as Annuity Options.

     ANNUITY PAYMENTS: You can receive regular income payments from your Contract. These are referred to as Annuity Payments.

     BENEFICIARY: The person or entity you name to receive any death benefits.

     CONTRACT: An individual contract and the certificate issued to participants under a group contract.

     FIXED ACCOUNT: An investment option within our general account.

     GUARANTEE PERIODS: The periods for which interest rates are credited in the Interest Adjustment Account or the Fixed Account.

     INCOME DATE: You can choose the month and year in which Annuity Payments will begin. This is referred to as the Income Date.

     INCOME PHASE: The period during which we make Annuity Payments to you or someone you name to receive them.

     INTEREST ADJUSTMENT ACCOUNT: An investment option within our general account where we guarantee the rate of interest for a specified period (a Guarantee Period).

     JOINT OWNER: The Contract can be owned by you and your spouse (the Joint Owner).

     OWNER: The person or entity entitled to ownership rights under a Contract.

     NON-QUALIFIED: If you do not purchase the Contract under a qualified plan, your Contract is referred to as a Non-Qualified Contract.

     PORTFOLIO: The variable investment options available under the Contract. Each Portfolio has its own investment objective.

     PURCHASE PAYMENT: The money you give us to buy the Contract.

     QUALIFIED: If you purchase the Contract under a qualified plan, it is referred to as a Qualified Contract (examples: individual retirement annuities, tax-sheltered annuities, H.R. 10 plans, and pension and profit-sharing plans).

     TAX DEFERRAL: Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

                                     SUMMARY

     The following information is a summary of some of the more important features of your annuity Contract. More detailed information is contained in the corresponding sections of this prospectus.

     The SpectraSelect Fixed and Variable Annuity Contract. This prospectus describes individual and group fixed and variable deferred annuity contracts and certificates (together referred to as the "Contracts"). The Contract offered by ULA is a contract between you, the owner, and United Life & Annuity Insurance Company, an insurance company. The Contract provides a means for investing on a Tax-Deferred basis in the Portfolios, the Fixed Account and the Interest Adjustment Account. The SpectraSelect Fixed and Variable Annuity Contract is designed for people seeking long-term Tax-Deferred accumulation of assets, generally for retirement or other long-term purposes. The Tax-Deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

     You may invest in the Fixed Account, the Interest Adjustment Account or the following Portfolios:

THE ALGER AMERICAN FUND
     Alger American Growth Portfolio

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
     Growth and Income Portfolio

FEDERATED INSURANCE SERIES
     Federated High Income Bond Fund II
     Federated Utility Fund II
     Federated Fund for U.S. Government Securities II

MFS(R) VARIABLE INSURANCE TRUST(SM)
     MFS Emerging Growth Series
     MFS Total Return Series

SCUDDER VARIABLE LIFE INVESTMENT FUND
     Money Market Portfolio
     International Portfolio, Class A

VAN ECK WORLDWIDE INSURANCE TRUST
     Worldwide Hard Assets Fund


     The Portfolios are fully described in the attached Portfolio prospectuses. You can make or lose money in the Portfolios, depending upon market conditions.

     The Fixed Account offers an interest rate that is guaranteed by us. You can also invest in the Interest Adjustment Account, which is an option within our general account where we guarantee a specific rate of interest for certain Guarantee Periods. There are currently three Guarantee Periods available -- 3, 5 and 7 years. If you withdraw or transfer money from the Interest Adjustment Account prior to the end of the selected Guarantee Period, it may be subject to an interest adjustment.


CURRENTLY, YOU MAY SELECT TO PUT YOUR MONEY IN UP TO THIRTEEN INVESTMENT OPTIONS (WHICH INCLUDES EACH PORTFOLIO, THE FIXED ACCOUNT AND EACH GUARANTEE PERIOD OF THE INTEREST ADJUSTMENT ACCOUNT).

     Like all deferred annuity contracts, your Contract has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, your earnings accumulate on a Tax-Deferred basis and are based on the investment performance of the Portfolio(s) you selected and/or the interest rate earned on the money you have in the Fixed Account and the Interest Adjustment Account. During the Accumulation Phase, the earnings are taxed as income only when you make a withdrawal. The Income Phase occurs when you begin receiving regular payments from your Contract. The amount of the payments you may receive during the Income Phase depends in part upon the amount of money you are able to accumulate in your Contract during the Accumulation Phase.


     Annuity Payments (The Income Phase). You can receive monthly Annuity Payments from your Contract by selecting an Annuity Option. During the Income Phase, payments will come from the Fixed Account.

     How To Purchase A Contract. You can buy a Non-Qualified Contract with $5,000 and a Qualified Contract with $2,000, except for certain Qualified plans. You can add $500 (or $100 if you use the automatic premium check option) or more any time you like during the Accumulation Phase. Your registered representative can help you fill out the proper forms.

     Expenses. The Contract has insurance features and investment features, and there are costs related to each.

     If you select Death Benefit Option 1 (Enhanced Death Benefit), the annual insurance charges total 1.60% of the average daily value of your Contract allocated to the Portfolios. If you select Death Benefit Option 2 (Standard Death Benefit), the annual insurance charges total 1.40% of the average daily value of your Contract allocated to the Portfolios. There are also annual Portfolio charges which range from .30% to 1.23% of the average daily value of the Portfolio, depending upon the Portfolio(s) you invest in.

     You can transfer between Accounts up to 12 times a year without charge. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less.

     If you make a withdrawal from the Contract, ULA may assess a contingent deferred sales charge (withdrawal charge). The amount of the charge depends upon how long ULA has had your Purchase Payment. The charge is:

               NUMBER OF COMPLETE YEARS SINCE
                RECEIPT OF PURCHASE PAYMENT                   CHARGE
               ------------------------------                 ------
     0......................................................   7.0%
     1......................................................   6.0%
     2......................................................   5.0%
     3......................................................   4.0%
     4......................................................   3.0%
     5......................................................   2.0%
     6......................................................   1.0%
     7 years or more........................................   0.0%

     Free Withdrawal Amount -- You can make a partial withdrawal without incurring a contingent deferred sales charge of the "free withdrawal amount." The free withdrawal amount is equal to the greater of: (a) earnings, or (b) 10% of remaining Purchase Payments at the beginning of the current year. If your withdrawal is not on a Contract anniversary, the free withdrawal amount is equal to the free withdrawal amount at the beginning of the Contract year less amounts withdrawn without the contingent deferred sales charge during the current Contract year. If you make a complete withdrawal, the free withdrawal amount is not available.

     In addition, in certain states, you can make a total or partial withdrawal and ULA will not deduct the contingent deferred sales charge if you are confined to a skilled nursing home facility for 90 consecutive days after the first Contract year.

     ULA may assess a state premium tax charge which ranges from 0% - 4.0% (depending upon the state).

     Taxes. Your earnings are not taxed until you take them out. In most cases, if you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the taxable amounts withdrawn. Payments during the Income Phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable. There are limits to the amount you can withdraw from a Qualified plan known as a 403(b) plan (or tax-sheltered annuity).

     Withdrawals. You may make a withdrawal at any time during the Accumulation Phase. Any partial withdrawal must be for at least $500 (unless it is made under the Systematic Withdrawal Program). You may request a withdrawal or elect the Systematic Withdrawal Program. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

     Death Benefit. If you die during the Accumulation Phase, the person you have selected as your Beneficiary will receive a death benefit. The death benefit that the Beneficiary will receive will be the death benefit option elected at the time of purchase, or with respect to Contracts issued prior to May 1, 1998, the death benefit option you select on your next Contract anniversary after May 1, 1998.

Other Information

     Free Look/Right to Examine. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a contingent deferred sales charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. (Some states require that we return your Purchase Payment.)

     No Probate. In most cases, when you die, your Beneficiary will receive the death benefit without going through probate.

     Additional Features. The Contract offers additional features which you might be interested in. These include:

     Dollar Cost Averaging Program -- You can arrange to have a regular amount of money automatically transferred from the Scudder Money Market Portfolio or the one year Fixed Account to one or more selected Portfolios monthly, quarterly or semi-annually, theoretically giving you a lower average cost per unit over time than a single one time purchase. However, there are no guarantees that this will take place.

     Rebalancing Program -- ULA will automatically readjust your money among the Portfolios to maintain your specified allocation mix. This can be done quarterly, semi-annually or annually if the value of your Contract is at least $5,000.

     Systematic Withdrawal Program -- You can elect to receive periodic payments from your Contract. Of course, you may have to pay taxes and a tax penalty on the money you receive.


                          FEE TABLE (See Note 1 below)

OWNER TRANSACTION EXPENSES
  Contingent Deferred Sales Charge (see Note 2 below)

 NUMBER OF COMPLETE
YEARS SINCE RECEIPT
OF PURCHASE PAYMENT                                          CHARGE
- -------------------                                          ------
     0......................................................   7.0%
     1......................................................   6.0%
     2......................................................   5.0%
     3......................................................   4.0%
     4......................................................   3.0%
     5......................................................   2.0%
     6......................................................   1.0%
     7 years or more........................................   0.0%

  Transfer Fee (see Note 3 below)             No charge for first 12 transfers in a
                                              Contract year; thereafter the fee is
                                              the lesser of $25 or 2% of the amount
                                              transferred.


SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS WITH DEATH BENEFIT OPTION 1 (ENHANCED DEATH BENEFIT RIDER)

                   (as a percentage of average account value)


Mortality and Expense Risk Charge...........................  1.45%
Administrative Charge.......................................   .15%
                                                              ----
Total Separate Account Annual Expenses......................  1.60%

SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS WITH DEATH BENEFIT OPTION 2 (STANDARD DEATH BENEFIT)

                   (as a percentage of average account value)


Mortality and Expense Risk Charge...........................  1.25%
Administrative Charge.......................................   .15%
                                                              ----
Total Separate Account Annual Expenses......................  1.40%



NOTES TO FEE TABLE

     Note 1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the Contract. The Fee Table reflects expenses of the Separate Account as well as the Portfolios.

     Note 2. Under certain circumstances, you can make a withdrawal without incurring the contingent deferred sales charge.

     Note 3. ULA will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is part of the Dollar Cost Averaging or Rebalancing Programs.

ANNUAL EXPENSES OF THE PORTFOLIOS
(as a percentage of the average daily net assets of a Portfolio)

                                                                                     TOTAL ANNUAL
                                                                  OTHER EXPENSES    EXPENSES (AFTER
                                                    MANAGEMENT    (AFTER EXPENSE        EXPENSE
                                                       FEES       REIMBURSEMENT)    REIMBURSEMENT)
                                                    ----------    --------------    ---------------
THE ALGER AMERICAN FUND
  Alger American Growth Portfolio.................      .75%            .04%              .79%
DREYFUS STOCK INDEX FUND..........................     .245%           .055%              .30%
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio.....................      .75%            .08%              .83%
FEDERATED INSURANCE SERIES
  Federated High Income Bond Fund II(a)...........      .01%            .79%              .80%
  Federated Utility Fund II(b)....................      .24%            .61%              .85%
  Federated Fund for U.S. Government Securities
     II(c)........................................      .00%            .80%              .80%
MFS(R) VARIABLE INSURANCE TRUST(SM)
  MFS Emerging Growth Series(d)...................      .75%            .25%             1.00%
  MFS Total Return Series(d)......................      .75%            .25%             1.00%
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Money Market Portfolio..........................      .37%            .09%              .46%
  International Portfolio, Class A(e)..............     .863%           .187%             1.05%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund......................     1.00%            .23%             1.23%

---------------

(a) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is .60%. The total operating expenses were 1.39% absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses.

(b) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is .75%. The total operating expenses were 1.36% absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses.

(c) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is .60%. The total operating expenses were 1.81% absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses.

(d) The adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, so that each Series' "Other Expenses" do not exceed .25% of the average daily net assets of the Series during the current fiscal year. Otherwise, "Other Expenses" would be .41% and 1.35% for the MFS Emerging Growth Series and the MFS Total Return Series, respectively, and "Total Annual Expenses" would be 1.16% and 2.10%
     respectively for these Series. Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."

(e) For any calendar month during which the average daily net assets of the International Portfolio exceed $500,000,000, the fee payable for that month, with respect to the excess over $500,000,000, is calculated at an annual rate of .725%. As a result, the adviser received compensation at an annual rate of .863% for the fiscal year ended December 31, 1996.

EXAMPLES - There are two sets of examples below. One set is for Contracts with Death Benefit Option 1 (Enhanced Death Benefit Rider), the other set is for Contracts with Death Benefit Option 2 (Standard Death Benefit).

DEATH BENEFIT OPTION 1 (Enhanced Death Benefit Rider)

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if: (a) you surrender your Contract at the end of each time period and (b) if your Contract is not surrendered or annuitized:

                                                                    TIME PERIODS
                                                      ----------------------------------------
                                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      ------    -------    -------    --------
THE ALGER AMERICAN FUND
  Alger American Growth Portfolio...................  a) $94    a) $127    a) $165    a) $308
                                                      b) $24    b) $ 77    b) $135    b) $308
DREYFUS STOCK INDEX FUND............................  a) $89    a) $111    a) $138    a) $245
                                                      b) $19    b) $ 61    b) $108    b) $245
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio.......................  a) $95    a) $129    a) $168    a) $313
                                                      b) $25    b) $ 79    b) $138    b) $313
FEDERATED INSURANCE SERIES
  Federated High Income Bond Fund II................  a) $95    a) $128    a) $166    a) $309
                                                      b) $25    b) $ 78    b) $136    b) $309
  Federated Utility Fund II.........................  a) $95    a) $129    a) $169    a) $316
                                                      b) $25    b) $ 79    b) $139    b) $316
  Federated Fund for U.S. Government Securities
     II.............................................  a) $95    a) $128    a) $166    a) $309
                                                      b) $25    b) $ 78    b) $136    b) $309
MFS(R) VARIABLE INSURANCE TRUST(SM)
  MFS Emerging Growth Series........................  a) $97    a) $134    a) $177    a) $335
                                                      b) $27    b) $ 84    b) $147    b) $335
  MFS Total Return Series...........................  a) $97    a) $134    a) $177    a) $335
                                                      b) $27    b) $ 84    b) $147    b) $335
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Money Market Portfolio............................  a) $91    a) $117    a) $147    a) $266
                                                      b) $21    b) $ 67    b) $117    b) $266
  International Portfolio, Class A..................  a) $97    a) $136    a) $180    a) $342
                                                      b) $27    b) $ 86    b) $150    b) $342
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund........................  a) $99    a) $141    a) $190    a) $365
                                                      b) $29    b) $ 91    b) $160    b) $365

DEATH BENEFIT OPTION 2 (Standard Death Benefit)

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if: (a) you surrender your Contract at the end of each time period and (b) if your Contract is not surrendered or annuitized:

                                                                    TIME PERIODS
                                                      ----------------------------------------
                                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      ------    -------    -------    --------
THE ALGER AMERICAN FUND
  Alger American Growth Portfolio...................  a) $92    a) $121    a) $154    a) $282
                                                      b) $22    b) $ 71    b) $124    b) $282
DREYFUS STOCK INDEX FUND............................  a) $87    a) $105    a) $126    a) $219
                                                      b) $17    b) $ 55    b) $ 96    b) $219
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio.......................  a) $93    a) $122    a) $156    a) $287
                                                      b) $23    b) $ 72    b) $126    b) $287
FEDERATED INSURANCE SERIES
  Federated High Income Bond Fund II................  a) $93    a) $121    a) $155    a) $284
                                                      b) $23    b) $ 71    b) $125    b) $284
  Federated Utility Fund II.........................  a) $93    a) $123    a) $157    a) $290
                                                      b) $23    b) $ 73    b) $127    b) $290
  Federated Fund for U.S. Government Securities
     II.............................................  a) $93    a) $121    a) $155    a) $284
                                                      b) $23    b) $ 71    b) $125    b) $284
MFS(R) VARIABLE INSURANCE TRUST(SM)
  MFS Emerging Growth Series........................  a) $95    a) $128    a) $166    a) $309
                                                      b) $25    b) $ 78    b) $136    b) $309
  MFS Total Return Series...........................  a) $95    a) $128    a) $166    a) $309
                                                      b) $25    b) $ 78    b) $136    b) $309
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Money Market Portfolio............................  a) $89    a) $110    a) $135    a) $240
                                                      b) $19    b) $ 60    b) $105    b) $240
  International Portfolio, Class A..................  a) $95    a) $129    a) $169    a) $316
                                                      b) $25    b) $ 79    b) $139    b) $316
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund........................  a) $97    a) $135    a) $179    a) $339
                                                      b) $27    b) $ 85    b) $149    b) $339


     THE ANNUAL EXPENSES OF THE PORTFOLIOS AND THE EXAMPLES ARE BASED ON DATA PROVIDED BY THE RESPECTIVE FUND GROUPS. WE HAVE NOT INDEPENDENTLY VERIFIED SUCH DATA.

     Premium taxes are not reflected. They may apply.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



              THE SPECTRASELECT FIXED AND VARIABLE ANNUITY CONTRACT

     This prospectus describes individual and group fixed and variable deferred annuity contracts and certificates (together referred to as the "Contracts") offered by ULA.

     An annuity is a contract between you, the owner, and an insurance company (in this case ULA), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments, beginning on a designated date that is at least three years in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Income Phase.

     The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

     The Contract is called a variable annuity because you can choose among the available Portfolios and, depending upon market conditions, you can make or lose money in any of these Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the investment performance of the Portfolio(s) you select. The Annuity Payments you will receive during the Income Phase will come from the Fixed Account.

     The Contract contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by ULA. There is a one year Guarantee Period available for the Fixed Account. ULA guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with our other general assets. If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.

     The Contract also has an Interest Adjustment Account with three Guarantee Periods currently available: 3 years, 5 years and 7 years. Each allocation to a Guarantee Period locks in a fixed annual interest rate declared by ULA. Withdrawals, transfers or annuitization of amounts from a Guarantee Period prior to the end of that Guarantee Period may be subject to an interest adjustment.

     We may make changes to your Contract in order to comply with applicable law.

     Owner. The SpectraSelect Fixed and Variable Annuity is a group deferred annuity contract. A group contract is issued to a contractholder, for the benefit of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the Owner of a certificate, are entitled to all the rights and privileges of ownership. In some states an individual fixed and variable deferred annuity contract is issued instead, which is identical to the group contract described in this prospectus except that it is issued directly to the Owner. As used in this prospectus, the term Contract refers to your certificate or individual contract. The Owner is as designated at the time the Contract is issued, unless changed. You may change Owners at any time prior to the Income Date. This may be a taxable event. You should consult with your tax adviser before doing this.

     Joint Owner. The Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner. Upon the death of either Joint Owner, the surviving spouse will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated. Unless otherwise specified, if there are Joint Owners, both signatures will be required for all transactions except telephone transfers.

     Annuitant. The Annuitant is the person whose life we look to when we make Annuity Payments. You choose the Annuitant at the time the Contract is issued. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation). Any change of Annuitant is subject to our underwriting rules then in effect. On or after the Income Date, the Annuitant will include any Joint Annuitant.


     Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

     Assignment. You can assign the Contract at any time during your lifetime. ULA will not be bound by the assignment until it receives the written notice of the assignment. ULA will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

     If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.

                       ANNUITY PAYMENTS (THE INCOME PHASE)

     You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be at least three years after you buy the Contract. The Income Date may not be later than when the Annuitant reaches age 85 or 10 years after the Contract is issued for Annuitants older than 75. You can also choose among income plans. We call those Annuity Options.

     We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with thirty (30) days notice to us. You (or someone you designate) will receive the Annuity Payments.

     If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option B which provides a life annuity with 120 monthly payments guaranteed. Prior to the Income Date, you can change the Annuity Option. Any change must be requested at least thirty (30) days prior to the Income Date.

     Annuity Payments are paid in monthly installments. Annuity Payments will be made on a fixed basis only (which means they will come from the Fixed Account and will not be based on the investment performance of the Portfolios). If the value of your Contract to be applied to an Annuity Option is less than $2,000, we reserve the right to pay you a lump sum amount instead of Annuity Payments. Also, if the Annuity Payments would be or become less than $200, we reserve the right to reduce the frequency of payments so that they will be at least $200.

ANNUITY OPTIONS

     You can choose one of the following Annuity Options or any other Annuity Option you want and that ULA agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option.

     Option A. Life Annuity. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

     Option B. Life Annuity With 60, 120, 180 or 240 Monthly Payments Guaranteed. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if, when the Annuitant dies, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you for the rest of the guaranteed period. If you do not want to receive Annuity Payments, you can ask us for a single lump sum.

     Option C. Joint And Survivor Annuity. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The monthly Annuity Payments will end when the last surviving Annuitant dies.


                           HOW TO PURCHASE A CONTRACT

PURCHASE PAYMENTS

     A Purchase Payment is the money you give us to buy the Contract. The minimum payment ULA will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If the Contract is bought as a Qualified Contract, the minimum payment we will accept is $2,000. This requirement may be waived if you buy this Contract as part of an IRA (Individual Retirement Annuity) or 403(b) plan. We may also waive the minimum Purchase Payment requirements if you select the automatic premium check option. The maximum amount we will accept without our prior approval is $500,000. You can make additional Purchase Payments of $500 (or as low as $100 if you have selected the automatic premium check option) or more to either type of Contract. We reserve the right to reject any Purchase Payment or application. At the time you buy the Contract, you and the Annuitant cannot be older than 80 years old for a Non-Qualified Contract and 75 years old for a Qualified Contract.

ALLOCATION OF PURCHASE PAYMENTS

     When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account, one or more Guarantee Periods of the Interest Adjustment Account and/or one or more of the Portfolios you have selected. We ask that you allocate your money in whole percentages with a minimum allocation of 5% of each Purchase Payment or transfer or $500 (whichever is greater). You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. Under certain circumstances, we will allocate your initial Purchase Payment to a money market portfolio until the end of the right to examine contract period (see below). CURRENTLY, YOU CAN SELECT UP TO THIRTEEN INVESTMENT OPTIONS (WHICH INCLUDES EACH PORTFOLIO, THE FIXED ACCOUNT AND EACH GUARANTEE PERIOD OF THE INTEREST ADJUSTMENT ACCOUNT).

     Once we receive your Purchase Payment, the necessary information and federal funds (federal funds means monies credited to a bank's account with its regional federal reserve bank), we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

RIGHT TO EXAMINE CONTRACT

     If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, ULA will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. In certain states or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will allocate your Purchase Payment to a money market portfolio (except for any portion of your Purchase Payment which you selected to be allocated to the Fixed Account and/or the Interest Adjustment Account) for 15 days after we allocate your first Purchase Payment. (In some states, the period may be longer.) At the end of the period, we will re-allocate your Purchase Payment as you selected.

ACCUMULATION UNITS

     The value of the portion of your Contract allocated to the Portfolios will go up or down depending upon the investment performance of the Portfolio(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund).

     Every business day we determine the value of an Accumulation Unit by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

     1. dividing the value of a Portfolio share at the end of the current period by the value of a Portfolio share for the previous period; and

     2. subtracting from that amount any insurance charges.

     The value of an Accumulation Unit may go up or down from day to day.

     When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Portfolio by the value of the Accumulation Unit for that Portfolio.

     We calculate the value of an Accumulation Unit for each Portfolio after the New York Stock Exchange closes each day and then credit your Contract accordingly.

EXAMPLE:

     On Tuesday we receive an additional Purchase Payment of $4,000 from you. You have told us you want this to go to the Alger American Growth Portfolio. When the New York Stock Exchange closes on that Tuesday, we determine that the value of an Accumulation Unit for investment in the Alger American Growth Portfolio is $11.25. We then divide $4,000 by $11.25 and credit your Contract on Tuesday night with 355.56 Accumulation Units for the Alger American Growth Portfolio.

                               INVESTMENT OPTIONS

     When you buy the Contract you have the opportunity to allocate your money to: (1) the Fixed Account; (2) the Interest Adjustment Account; and (3) the Portfolios set forth below. Additional Portfolios may be available in the future.

     YOU SHOULD READ THE PROSPECTUSES FOR THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE PORTFOLIOS ACCOMPANY THIS PROSPECTUS.

THE ALGER AMERICAN FUND

     Fred Alger Management, Inc. is the investment manager. The Trust is comprised of six Portfolios, the following one of which is available under the
Contracts:

     Alger American Growth Portfolio

DREYFUS STOCK INDEX FUND

     The Dreyfus Corporation serves as the Fund's manager and Mellon Equity Associates serves as the Fund's index fund manager.

DREYFUS VARIABLE INVESTMENT FUND

     The Dreyfus Corporation serves as the investment adviser. The Fund is comprised of thirteen Portfolios, the following one of which is available under the Contracts:

     Growth and Income Portfolio

FEDERATED INSURANCE SERIES

     Federated Advisers is the investment adviser to each Fund. The Trust has eight separate Funds, the following three of which are available under the
Contracts:

     Federated High Income Bond Fund II
     Federated Utility Fund II
     Federated Fund for U.S. Government Securities II

MFS(R) VARIABLE INSURANCE TRUST(SM)

     Massachusetts Financial Services Company is the investment adviser to each Series. The Trust is comprised of twelve Series, the following two of which are available under the Contracts:

     MFS Emerging Growth Series
     MFS Total Return Series


SCUDDER VARIABLE LIFE INVESTMENT FUND

     Scudder, Stevens & Clark, Inc. is the investment adviser to the Fund. The Fund is comprised of seven Portfolios, the following two of which are available under the Contracts:

     Money Market Portfolio
     International Portfolio, Class A

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Associates Corporation is the investment adviser to the Fund. The Trust is comprised of five Funds, the following one of which is available under the Contracts:

     Worldwide Hard Assets Fund


     Shares of the Portfolios are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and (with respect to certain of the Portfolios) variable life insurance policies of various life insurance companies which may or may not be affiliated. The Portfolios do not believe that offering their shares in this manner will be disadvantageous to you. Nevertheless, the Board of Trustees or the Boards of Directors, as applicable, intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If such a conflict were to occur, one or more insurance company separate accounts might withdraw its investments in a Portfolio. An irreconcilable conflict might result in the withdrawal of a substantial amount of a Portfolio's assets which could adversely affect such Portfolio's net asset value per share.

VOTING RIGHTS

     ULA is the legal owner of the Portfolio shares. However, ULA believes that when a Portfolio solicits proxies in conjunction with a shareholder vote, it is required to obtain from you and other Contract owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that ULA owns on its own behalf. Should ULA determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

     ULA may be required to substitute one of the Portfolios you have selected with another Portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.

TRANSFERS

     During the Accumulation Phase, you can transfer money among the Portfolios, the Fixed Account and the Interest Adjustment Account, after the right to examine contract period is over. During the Accumulation Phase, ULA currently allows you to make as many transfers as you want to each year. However, this product is not designed for professional market timing organizations or other individuals using programmed and frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to stop or prohibit these types of transfers if we determine that they could harm a Portfolio.

     If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is the lesser of $25 per transfer or 2% of the amount transferred. The following applies to any transfer:

     1. The minimum amount which you can transfer is $250 from an Account or your entire value in the Account. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program (which is described below).

     2. You cannot make transfers during the right to examine contract period.

     3. The minimum amount which must remain in an Account after a transfer is $500, or $0 if the entire amount in the Account is transferred.

     4. The maximum amount which can be transferred from the Fixed Account to the Portfolios is 25% of the value of your Contract in the Fixed Account in any one Contract year. This requirement is waived if the transfer is made pursuant to the Dollar Cost Averaging or Rebalancing Programs.

     5. The maximum amount which can be transferred from each Guarantee Period in the Interest Adjustment Account to the Portfolios, the Fixed Account or another Guarantee Period of the Interest Adjustment Account is 25% of the value of your Contract in the Interest Adjustment Account as of the beginning of the current Contract year. If there was no Contract value in the Interest Adjustment Account at the beginning of the year, then the transfer is limited to 25% of the Purchase Payment allocated to the Interest Adjustment Account.

     6. We reserve the right, at any time, to terminate, suspend or modify the transfer privileges described above.

     7. You cannot make transfers during the Income Phase.

     You can make transfers by telephone during the Accumulation Phase. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless ULA is instructed otherwise, ULA will accept telephone instructions from either one of you. ULA will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We may tape record all telephone instructions. The telephone privilege may be discontinued at any time.

DOLLAR COST AVERAGING PROGRAM

     The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money on a monthly, quarterly or semi-annual basis from a money market portfolio or the Fixed Account to one or more Portfolios. Transfers to the Fixed Account or Interest Adjustment Account are not permitted under Dollar Cost Averaging. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. The minimum amount which may be transferred is $50 (per Portfolio). We will notify you for instructions if at any time the value of the money market portfolio or the Fixed Account is not sufficient to make the requested transfer.

     All Dollar Cost Averaging transfers will be made at any time prior to the 25th of a calendar month. If you choose this Program, you must participate in it for at least one year.

     If you participate in the Dollar Cost Averaging Program, the transfers made under the Program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and the Rebalancing Program at the same time.

     We reserve the right to terminate, suspend or modify the Dollar Cost Averaging Program.

REBALANCING PROGRAM

     Once your money has been invested, the performance of the Portfolios and the earnings from the Fixed Account and Guarantee Periods of the Interest Adjustment Account may cause your allocation to shift. The Rebalancing Program is designed to help you maintain your specified allocation mix among the different Portfolios. You can direct us to readjust your money quarterly, semi-annually or annually to return to your particular percentage allocations. The value of your Contract must be at least $5,000 to have transfers made under this Program. You may not rebalance your money in the Fixed Account or the Interest Adjustment Account. If you participate in the Rebalancing Program, the transfers made under the Program are not taken into account in determining any transfer fee. You may not participate in the Rebalancing Program and the Dollar Cost Averaging Program at the same time.

ASSET ALLOCATION PROGRAMS

     ULA understands the importance of having available on a continuous basis advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. ULA has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser. You are responsible for the compensation of the adviser you choose.

     Under certain asset allocation programs, if you are under age 59 1/2, you will be billed for the services of the investment adviser. If you are 59 1/2 or older, ULA will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and will be includible in gross income for federal tax purposes and, under certain circumstances, may be subject to a tax penalty.

                                   PERFORMANCE

     ULA may periodically advertise performance of the various Portfolios. ULA will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the Portfolio. It does not reflect the deduction of any applicable contingent deferred sales charge. The deduction of any applicable contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contingent deferred sales charges and the expenses of the Portfolios.

     The Portfolios have been in existence for some time and have investment performance history. However, the Contracts are relatively new. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, ULA prepares performance information. The performance is based on the performance of the Portfolios, modified to reflect the charges and expenses of your Contract as if it had been in existence for the time periods shown. ULA will also provide standardized total return performance figures for the Accumulation Unit values for the applicable time periods, where available. The information is based upon the historical experience of the Portfolios and does not necessarily represent what your investment would earn in those Portfolios.


     From time to time, we may advertise the money market portfolio's yield and effective yield. ULA may also in the future advertise yield information for one or more of the other Portfolios. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

     Any performance advertised will be based on historical data and does not guarantee future results of the Portfolios.

                                    EXPENSES

     There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

     We deduct insurance charges each day. We do this as part of the calculation of the value of the Accumulation Units. The insurance charges are: 1) the mortality and expense risk charge and 2) the administrative charge.

Mortality and Expense Risk Charge.

     Death Benefit Option 1 (Enhanced Death Benefit Rider). The Mortality and Expense Risk Charge for Contracts with the Enhanced Death Benefit Rider is equal, on an annual basis, to 1.45% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses.

     Death Benefit Option 2 (Standard Death Benefit). The Mortality and Expense Risk charge for Contracts with the Standard Death Benefit is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses.

     This charge compensates us for all the insurance benefits provided by your Contract (for example, the guarantee of annuity rates, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).


     Administrative Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual reports and statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTINGENT DEFERRED SALES CHARGE

     Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract (see the "Withdrawals" section). ULA keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon how long ULA has had your payment. The charge is calculated at the time of each withdrawal and will be deducted from the value remaining in your Contract. The charge is:

Number of complete years from
  receipt of Purchase Payment:          0     1     2     3     4     5     6    7 years or more
Contingent Deferred Sales Charge:     7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%         0.0%

     However, after ULA has had a Purchase Payment for 7 years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, ULA treats withdrawals as coming from the oldest Purchase Payments first. ULA does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

     NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

     Free Withdrawal Amount -- You can make a partial withdrawal without incurring a contingent deferred sales charge of the "free withdrawal amount." The free withdrawal amount is equal to the greater of: (a) earnings, or (b) 10% of remaining Purchase Payments at the beginning of the current year. If your withdrawal is not on a Contract anniversary, the free withdrawal amount is equal to the free withdrawal amount at the beginning of the Contract year less amounts withdrawn without the contingent deferred sales charge during the current Contract year. If you make a complete withdrawal, the free withdrawal amount is not available. Any amounts withdrawn as the free withdrawal amount will not be subject to an Interest Adjustment.

     In addition, in certain states, you can make a total or partial withdrawal and ULA will not deduct the contingent deferred sales charge if you are confined to a skilled nursing home facility for 90 consecutive days after the first Contract year.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

     ULA will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with ULA. ULA will not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of ULA or any of its affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval.

TRANSFER FEE

     You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer.

     If the transfer is part of the Dollar Cost Averaging or Rebalancing Programs, it will not count in determining the transfer fee.

PREMIUM TAXES

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. ULA is responsible for the payment of these taxes and will make a deduction from the value of your Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is ULA's current practice to pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 4.0%, depending on the state.

INCOME TAXES

     ULA will deduct from the Contract any income taxes which it may incur because of the Contract. Currently, ULA is not making any such deductions.

PORTFOLIO EXPENSES

     There are deductions from and expenses paid out of the assets of the various Portfolios which are described in the prospectuses for the Portfolios.

                                      TAXES

NOTE: ULA HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. ULA HAS INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

     Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Basically, these rules provide that you will not be taxed on the earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

     You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

     When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than tax-qualified trusts), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax-Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) Contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), pension and profit-sharing plans, which include 401(k) plans and Section 457 Deferred Compensation Plans.

     If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer; (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS -- QUALIFIED CONTRACTS

     The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of withdrawals from Qualified Contracts is contained in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. ULA believes that the Portfolios are being managed so as to comply with the requirements.

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not ULA would be considered the owner of the shares of the Portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios.

     Due to the uncertainty in this area, ULA reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

                                   WITHDRAWALS

     You can have access to the money in your Contract: (1) by making a withdrawal (either a partial or a total withdrawal); (2) by receiving Annuity Payments; or (3) when a death benefit is paid to your Beneficiary. Withdrawals can only be made during the Accumulation Phase.

     When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal less any applicable contingent deferred sales charge and less any premium tax. (See "Expenses" for a discussion of the charges.) A partial withdrawal is taken first from the value of the Contract for which the free withdrawal provision applies and then from the value for which there is no waiver.

     Any partial withdrawal must be for at least $500 (unless it is made under the Systematic Withdrawal Program, see below). Unless you tell us otherwise, partial withdrawals will be made pro-rata from the Portfolios. ULA requires that after you make a partial withdrawal the value of your Contract must be at least $2,000 and the value of any Account must be at least $500. A partial withdrawal from the Fixed Account or the Interest Adjustment Account is made first from the one year Fixed Account Guarantee Period and then next from the Guarantee Period of the shortest remaining duration and then from the Guarantee Period with the earliest effective date where the Guarantee Periods are of the same duration. A withdrawal from the Interest Adjustment Account may be subject to an adjustment.


     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

     There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see -- Taxes and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

     If the value of your Contract is at least $12,000, ULA offers a Program which provides automatic periodic payments to you each year. Systematic withdrawals can be made at any time, including during the first year. You can instruct us how much you want to withdraw under the Program as long as each payment is at least $100. You may terminate systematic withdrawals by giving us thirty (30) days prior written notice. We do not currently charge for systematic withdrawals but reserve the right to charge for them in the future. The contingent deferred sales charge may apply to systematic withdrawals (see "Expenses"). Systematic withdrawals are available for Qualified and Non-Qualified Contracts.

     INCOME TAXES AND TAX PENALTIES MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

     ULA may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or ULA cannot reasonably value the Portfolio shares;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     ULA has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account or the Interest Adjustment Account for the period permitted by law but not for more than six months.

                                  DEATH BENEFIT

  Upon Your Death

     If you die during the Accumulation Phase, ULA will pay a death benefit to your Beneficiary (see below). No death benefit is paid during the Income Phase. If you have a Joint Owner, and the Joint Owner dies, the surviving Owner will be considered the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Joint Owners must be spouses.

  Death Benefit

     You can select Death Benefit Option 1 (Enhanced Death Benefit Rider) or Death Benefit Option 2 (Standard Death Benefit). If you bought your Contract before May 1, 1998, your Contract has Death Benefit Option 1 (Enhanced Death Benefit Rider). On your next Contract anniversary after May 1, 1998, you can make a one time only election to choose Death Benefit Option 2 (Standard Death Benefit).

Death Benefit Option 1 - Enhanced Death Benefit Rider

     If you select Death Benefit Option 1, the death benefit will be the value of your Contract in the Fixed Account and the Interest Adjustment Account plus the greatest of:

     (a) the value of your Contract invested in the Portfolios as of the date ULA receives proof of death and an election for the method of payment; or

     (b) the Purchase Payments you have made which are invested in the Portfolios, less any money taken out and transfers from the Portfolios (and related contingent deferred sales charges and transfer fees), increased by 4% per year up to the first Contract anniversary after your 75th birthday; or

     (c) the highest reset value up to the date of death. The reset value is the value of your Contract invested in the Portfolios on each Contract anniversary prior to your 80th birthday, plus Purchase Payments you have made after such Contract anniversary and invested in the Portfolios, less any money taken out and transfers from the Portfolios after such anniversary and any related contingent deferred sales charges and transfer fees.

Death Benefit Option 2 - Standard Death Benefit


     If you select Death Benefit Option 2, the Death Benefit will be the greater of:

     (a) the Purchase Payments you have made, less any money you have taken out and related contingent deferred sales charges; or

     (b) the value of your Contract on the date we receive both proof of death and an election for the payment method.


     A Beneficiary may request that the death benefit be paid in one of the following ways: (1) lump sum payment of the death benefit; (2) payment of the entire death benefit within 5 years of the date of death; or (3) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. Any portion of the death benefit not applied under (3) above within one year of the date of the Owner's death must be distributed within five years of the date of death.

     If the Beneficiary is the spouse of the Owner, he/she can choose to continue the Contract in his/her own name at the then current value, elect a lump sum payment of the death benefit or apply the death benefit to an Annuity Option. Payment to the Beneficiary, other than in a lump sum, may only be elected during the sixty-day period beginning with the date we receive proof of death. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven days.

     If you (or any Joint Owner) die during the Income Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Income Phase, the Beneficiary becomes the Owner.

  Death of Annuitant

     If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If a new Annuitant is not named within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

     If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Owner at least as rapidly as they were being paid at the Annuitant's death.

                                OTHER INFORMATION

ULA

     United Life & Annuity Insurance Company (ULA), 8545 United Plaza Boulevard, Baton Rouge, Louisiana 70809-2264, is a stock life insurance company domiciled in Louisiana and organized in 1955. ULA is authorized to conduct business in 47 states, the District of Columbia and Puerto Rico. On July 24, 1996, Pacific Life and Accident Insurance Company (PLAIC) acquired one hundred percent ownership of ULA. PLAIC is a wholly-owned subsidiary of PennCorp Financial Group, Inc. (PennCorp). PennCorp is a publicly-traded insurance holding company, the principal subsidiaries of which are insurance companies.



THE SEPARATE ACCOUNT

     ULA established a separate account, United Life & Annuity Separate Account One (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 1997, the Separate Account was known as United Companies Separate Account One. Our Board of Directors adopted a resolution to establish the Separate Account under Louisiana insurance law on November 2, 1994. ULA has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts. Each sub-account invests in a portfolio.

     The assets of the Separate Account are held in ULA's name on behalf of the Separate Account and legally belong to ULA. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

DISTRIBUTION

     United Variable Services, Inc. (UVS), 8545 United Plaza Boulevard, Baton Rouge, Louisiana 70809-2264, acts as the distributor of the Contracts. UVS is a wholly-owned subsidiary of ULA. Commissions will be paid to broker-dealers who sell the Contracts.

FINANCIAL STATEMENTS

     The financial statements of ULA and the Separate Account have been included in the Statement of Additional Information.

                   APPENDIX - CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

     The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Separate Account's financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes thereto which appear in the Statement of Additional Information. The unit values below reflect asset- based charges for Contracts with Death Benefit Option 1. Death Benefit Option 2 was not available until May 1, 1998.

                                                                                                PERIOD FROM
                                                                                              COMMENCEMENT OF
                                                                 DATE OF                       OPERATIONS OR
                                                              COMMENCEMENT     YEAR ENDED      FOR YEAR ENDED
                                                              OF OPERATIONS     12-31-97         12-31-96
                                                              -------------    ---------------
ALGER AMERICAN GROWTH SUB-ACCOUNT
  Unit value at beginning of period.........................     1/19/96         $______          $ 10.05
  Unit value at end of period...............................                     $______          $ 11.21
  Number of units outstanding at end of period..............                      ______           42,143
DREYFUS STOCK INDEX SUB-ACCOUNT
  Unit value at beginning of period.........................      3/4/96         $______          $ 10.15
  Unit value at end of period...............................                     $______          $ 12.25
  Number of units outstanding at end of period..............                      ______           20,958
DREYFUS GROWTH AND INCOME SUB-ACCOUNT
  Unit value at beginning of period.........................     1/19/96         $______          $ 10.48
  Unit value at end of period...............................                     $______          $ 12.45
  Number of units outstanding at end of period..............                      ______           11,282
FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
  Unit value at beginning of period.........................     1/19/96         $______          $ 10.16
  Unit value at end of period...............................                     $______          $ 11.43
  Number of units outstanding at end of period..............                      ______           30,495
FEDERATED UTILITY FUND II SUB-ACCOUNT
  Unit value at beginning of period.........................     1/19/96         $______          $ 10.30
  Unit value at end of period...............................                     $______          $ 11.31
  Number of units outstanding at end of period..............                      ______            8,388
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II SUB-ACCOUNT
  Unit value at beginning of period.........................     3/15/96         $______          $ 10.14
  Unit value at end of period...............................                     $______          $ 10.39
  Number of units outstanding at end of period..............                      ______            3,447
MFS EMERGING GROWTH SUB-ACCOUNT
  Unit value at beginning of period.........................     1/19/96         $______          $ 10.20
  Unit value at end of period...............................                     $______          $ 11.74
  Number of units outstanding at end of period..............                      ______           43,337
MFS TOTAL RETURN SUB-ACCOUNT
  Unit value at beginning of period.........................     9/12/96         $______          $ 10.25
  Unit value at end of period...............................                     $______          $ 11.53
  Number of units outstanding at end of period..............                      ______           24,528
SCUDDER MONEY MARKET SUB-ACCOUNT
  Unit value at beginning of period.........................     1/12/96         $______          $ 10.06
  Unit value at end of period...............................                     $______          $ 10.38
  Number of units outstanding at end of period..............                      ______           17,583
SCUDDER INTERNATIONAL SUB-ACCOUNT
  Unit value at beginning of period.........................     1/19/96         $______          $ 10.11
  Unit value at end of period...............................                     $______          $ 11.42
  Number of units outstanding at end of period..............                      ______           18,553
VAN ECK WORLDWIDE HARD ASSETS SUB-ACCOUNT
  Unit value at beginning of period.........................                     $______            N/A
  Unit value at end of period...............................                     $______
  Number of units outstanding at end of period..............                      ______




          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                              PAGE
                                                              ----
Company.....................................................    3
Independent Auditors........................................    3
Legal Opinions..............................................    4
Distributor.................................................    4
Reduction or Elimination of the Contingent Deferred Sales
  Charge....................................................    4
Yield Calculation For Money Market Portfolio................    4
Performance Information.....................................    5
Tax Status..................................................    7
Annuity Provisions..........................................   14
Financial Statements........................................   14


Please send me, at no charge, the Statement of Additional Information dated May 1, 1998 for the SpectraSelect Fixed and Variable Annuity Contract issued by United Life & Annuity Insurance Company.

               (Please print or type and fill in all information)

     ----------------------------------------------------------------------
     Name

     ----------------------------------------------------------------------
     Address

     ----------------------------------------------------------------------
     City                           State                          Zip Code

ULV-AD-4009SD (5/97)

-------------------------------------- -------------------
--------------------------------------   Put stamp here
--------------------------------------   The Post Office will
                                         not deliver mail
                                         without postage.
                                       -------------------

                          United Life & Annuity Insurance Company
                          Attn: Customer Service Dept.
                          P.O. Box 260100
                          Baton Rouge, LA 70826-0100


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.






ISSUED BY:

UNITED LIFE & ANNUITY
INSURANCE COMPANY
A MEMBER OF THE PENNCORP FINANCIAL GROUP OF COMPANIES

PO BOX 260100, BATON ROUGE, LA 70826-0100
8545 UNITED PLAZA BLVD, BATON ROUGE, LA 70809-2264

DISTRIBUTED BY UNITED VARIABLE SERVICES, INC., MEMBER NASD

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                INDIVIDUAL AND GROUP FIXED AND VARIABLE DEFERRED
                                ANNUITY CONTRACTS

                                    ISSUED BY

                   UNITED LIFE & ANNUITY SEPARATE ACCOUNT ONE

                                       AND

                     UNITED LIFE & ANNUITY INSURANCE COMPANY


     THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1998, FOR THE INDIVIDUAL AND GROUP FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

     THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: UNITED LIFE & ANNUITY INSURANCE COMPANY, P.O. BOX 260100, BATON ROUGE, LOUISIANA 70826-0100, (800) 825-7568.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 1998.


                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Company.....................................................    1
Independent Auditors........................................    1
Legal Opinions..............................................    1
Distributor.................................................    1
Reduction or Elimination of the Contingent Deferred Sales
  Charge....................................................    2
Yield Calculation For Money Market Portfolio................    2
Performance Information.....................................    2
Tax Status..................................................    4
Annuity Provisions..........................................   10
Financial Statements........................................   10

                                     COMPANY

     United Life & Annuity Insurance Company ("ULA" or the "Company") is a stock life insurance company domiciled in Louisiana and organized in 1955. ULA is licensed to do business in 47 states, the District of Columbia and Puerto Rico. On or about May 1, 1997, ULA changed its name from United Companies Life Insurance Company to its present name.


     On July 24, 1996, Pacific Life and Accident Insurance Company ("PLAIC") acquired one hundred percent ownership of the Company from United Companies Financial Corporation ("UCFC"), including its wholly-owned subsidiary United Variable Services, Inc., a registered broker-dealer which acts as the principal underwriter of the Contracts issued by the Company (the "Acquisition").

     Under the terms of the Acquisition, the sales price was comprised of cash, estimated, as of January 30, 1996, to be $109 million, and real estate and other assets owned by the Company to be distributed to UCFC prior to the acquisition. The real estate to be distributed included portions of the United Plaza office park, including UCFC's home office. In addition, UCFC purchased a convertible promissory note from an affiliate of the purchaser for $15 million in cash. The purchaser also agreed that the Company would continue to be an investor in first lien home equity loans originated by UCFC's lending operations and that the purchaser would use commercially reasonable efforts to maintain the Company's home office operations in its present location in Baton Rouge, Louisiana following the closing for at least two years.

     PLAIC is a Texas domestic life insurance company, formed on May 31, 1985. PLAIC is a wholly-owned life insurance subsidiary of PennCorp Financial Group, Inc. ("PennCorp") and acts as the holding company for the stock of Pennsylvania Life Insurance Company and Professional Insurance Corporation.

     PennCorp is a publicly-traded insurance holding company the principal subsidiaries of which are insurance companies with operations throughout the United States and Canada, the executive offices of which are located in Baton Rouge, Louisiana, Raleigh, North Carolina, Jacksonville, Florida, Waco, Texas and Toronto, Canada.

                              INDEPENDENT AUDITORS

     The consolidated financial statements and financial statement schedules of United Companies Life Insurance Company and subsidiary as of December 31, 1996 and for the periods from July 24, 1996 to December 31, 1996 (Successor period) and from January 1, 1996 to July 23, 1996 (Predecessor period) and the financial statements of United Companies Separate Account One as of December 31, 1996 and for the year then ended have been audited by _____________________, independent auditors, as stated in their reports appearing herein.

     The financial statements of United Companies Life Insurance Company and subsidiary as of December 31, 1995 and for each of the two years in the period ended December 31, 1995 included in this Statement of Additional Information have been audited by _____________________, independent auditors, as stated in their report appearing herein.

                                 LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                   DISTRIBUTOR

     United Variable Services, Inc., a wholly-owned subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.

        REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

     The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of the following factors: 1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

     The Contingent Deferred Sales Charge will be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                  YIELD CALCULATION FOR MONEY MARKET PORTFOLIO

     The Money Market Portfolio will calculate its current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 1997, the annualized yield of the Money Market Portfolio was ____%.

     The current yield of the Money Market Portfolio is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Portfolio at the beginning of the period, subtracting the Mortality and Expense Risk Charge and the Administrative Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

     The Money Market Portfolio computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Portfolio assets. For the seven calendar days ended December 31, 1997, the effective yield of the Money Market Portfolio was ____%.

     As of December 31, 1997, the yield calculations reflect only the charges of Contracts with Death Benefit Option 1 (Enhanced Death Benefit Rider). The Company will also present yield calculations which reflect Contracts with Death Benefit Option 2 (Standard Death Benefit).


     Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

     The yields quoted should not be considered a representation of the yield of the Money Market Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Portfolio and changes in the interest rates on such investments, but also on changes in the Money Market Portfolio's expenses during the period.

     Yield information may be useful in reviewing the performance of the Money Market Portfolio and for providing a basis for comparison with other investment alternatives. However, the Money Market Portfolio's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                             PERFORMANCE INFORMATION

     From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include total return figures for the time periods indicated in the advertisement. There will be different presentations of total return figures. One set will reflect the deduction of a 1.45% Mortality and Expense Risk Charge, a .15% Administrative Charge and the expenses for the underlying Portfolio being advertised. Another set will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15%
Administrative Charge and the expenses of the underlying Portfolio. Any such advertisement will also include average annual total return for the time periods indicated in the advertisement and will reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Charge, the Contingent Deferred Sales Charge and the expenses for the underlying Portfolio being advertised.


     The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                         n
                               P (1 + T)    = ERV

Where:
        P    =    a hypothetical initial payment of $1,000
        T    =    average annual total return
        n    =    number of years
        ERV  =    ending redeemable value at the end of the time periods used
                  (or fractional portion thereof) of a hypothetical $1,000
                  payment made at the beginning of the time periods used.

     In addition to total return data, the Company may include yield information in its advertisements. For each Portfolio (other than the Money Market Portfolio) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


  Yield = 2   [(a - b  + 1) (6) -1]
                -----
                 cd
Where:
        a    =    Net investment income earned during the period by the
                  Portfolio attributable to shares owned by the Sub-Account.
        b    =    Expenses accrued for the period (net of reimbursements).
        c    =    The average daily number of Accumulation Units outstanding during the period.
        d    =    The maximum offering price per Accumulation Unit on the last day of the period.


     The Company may also advertise performance data which will be computed on a different basis.

PERFORMANCE INFORMATION

     The Sub-Accounts of the Separate Account are relatively new and therefore have little or no meaningful investment performance history. However, the corresponding Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios affects Accumulation Unit values, the following performance information was developed. The information is based upon the historical experience of the Portfolios and is for the periods shown. There is also standardized performance shown based on the historical performance of the Portfolios for the periods commencing from the date on which a Sub-Account first invested in the Portfolio (Chart 5 below).



Actual performance will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown below. Charts 1 and 3 below show the performance of the Accumulation Units calculated for a specified period of time assuming an initial Purchase Payment of $1,000 allocated to each Portfolio and a deduction of all charges and deductions (see "Expenses" in the Prospectus for more information). Charts 2 and 4 below are identical to Charts 1 and 3 respectively except that they do not reflect the deduction of the Contingent Deferred Sales Charge ("CDSC"). Charts 1 and 2 reflect a mortality and expense risk charge for Contracts with Death Benefit Option 1 and Charts 3 and 4 reflect a mortality and expense risk charge for Contracts with Death Benefit Option 2. The performance figures in all the charts also reflect the actual fees and expenses paid by the Portfolio. The percentage increases are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value.



  For the Periods Ended 12/31/97:

                                     CHART 1
         (reflects the deduction of all fees and expenses for Contracts with Death Benefit Option 1)

                                                                                     PORTFOLIO
                                                                           SINCE     INCEPTION
                                            1 YEAR   3 YEARS   5 YEARS   INCEPTION     DATE
                                            ------   -------   -------   ---------   ---------
Alger American Growth.....................                                             1/9/89
Dreyfus Growth and Income.................                                             5/2/94
Dreyfus Stock Index.......................                                            9/29/89
Federated High Income Bond II.............                                             3/1/94
Federated Fund for U.S. Government
  Securities II...........................                                            3/28/94
Federated Utility II......................                                            2/10/94
MFS Emerging Growth.......................                                            7/24/95
MFS Total Return..........................                                             1/3/95
Scudder International.....................                                             5/1/87
Van Eck Worldwide Hard Assets.............                                             9/1/89

                                     CHART 2
          (reflects the deduction of all fees and expenses, except the
                CDSC, for Contracts with Death Benefit Option 1)

                                                                                      PORTFOLIO
                                                                            SINCE     INCEPTION
                                             1 YEAR   3 YEARS   5 YEARS   INCEPTION     DATE
                                             ------   -------   -------   ---------   ---------
Alger American Growth......................                                             1/9/89
Dreyfus Growth and Income..................                                             5/2/94
Dreyfus Stock Index........................                                            9/29/89
Federated High Income Bond II..............                                 2.80%       3/1/94
Federated Fund for U.S. Government
  Securities II............................                                 1.16%      3/28/94
Federated Utility II.......................                                 5.77%      2/10/94
MFS Emerging Growth........................                                21.62%      7/24/95
MFS Total Return...........................                                18.67%       1/3/95
Scudder International......................                                 7.06%       5/1/87
Van Eck Worldwide Hard Assets..............                                 5.68%       9/1/89

                                     CHART 3

         (reflects the deduction of all fees and expenses for Contracts with Death Benefit Option 2)


                                                                                      PORTFOLIO
                                                                            SINCE     INCEPTION
                                             1 YEAR   3 YEARS   5 YEARS   INCEPTION     DATE
                                             ------   -------   -------   ---------   ---------
Alger American Growth......................                                             1/9/89
Dreyfus Growth and Income..................                                             5/2/94
Dreyfus Stock Index........................                                            9/29/89
Federated High Income Bond II..............                                             3/1/94
Federated Fund for U.S. Government
  Securities II............................                                            3/28/94
Federated Utility II.......................                                            2/10/94
MFS Emerging Growth........................                                            7/24/95
MFS Total Return...........................                                             1/3/95
Scudder International......................                                             5/1/87
Van Eck Worldwide Hard Assets..............                                             9/1/89

                                     CHART 4
          (reflects the deduction of all fees and expenses, except the
                CDSC, for Contracts with Death Benefit Option 2)


                                                                                      PORTFOLIO
                                                                            SINCE     INCEPTION
                                             1 YEAR   3 YEARS   5 YEARS   INCEPTION     DATE
                                             ------   -------   -------   ---------   ---------
Alger American Growth......................                                             1/9/89
Dreyfus Growth and Income..................                                             5/2/94
Dreyfus Stock Index........................                                            9/29/89
Federated High Income Bond II..............                                 2.80%       3/1/94
Federated Fund for U.S. Government
  Securities II............................                                 1.16%      3/28/94
Federated Utility II.......................                                 5.77%      2/10/94
MFS Emerging Growth........................                                21.62%      7/24/95
MFS Total Return...........................                                18.67%       1/3/95
Scudder International......................                                 7.06%       5/1/87
Van Eck Worldwide Hard Assets..............                                 5.68%       9/1/89

                                     CHART 5

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/97 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1:



                                                                                      SEPARATE
                                                                                      ACCOUNT
                                                                                      INCEPTION
                                                                            SINCE     DATE IN
                                             1 YEAR   3 YEARS   5 YEARS   INCEPTION   PORTFOLIO
                                             ------   -------   -------   ---------   ---------
Alger American Growth......................
Dreyfus Growth and Income..................
Dreyfus Stock Index........................
Federated High Income Bond II..............
Federated Fund for U.S. Government
  Securities II............................
Federated Utility II.......................
MFS Emerging Growth........................
MFS Total Return...........................
Scudder International......................
Van Eck Worldwide Hard Assets..............


     You should note that the investment results of each Portfolio will fluctuate over time, and any presentation of the Portfolio's total return or yield for any period should not be considered as a representation of what an investment may earn or what your total return or yield may be in any future period.

                                   TAX STATUS

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

     Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     The Company intends that all Portfolios underlying the Contracts will be managed by the investment advisers for the Portfolios in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

     Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

     Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

     An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

     All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts.")

QUALIFIED PLANS

     The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

     On July 6, 1983, the Supreme Court decided in Arizona  Governing  Committee
v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts.")

a.   H.R. 10 Plans

     Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts.")

Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.   Corporate Pension and Profit-Sharing Plans

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals -- Qualified
Contracts.") Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

     Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of
Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract value which represents contributions by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

SECTION 457 -- DEFERRED COMPENSATION PLANS

     Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans for the benefit of their employees which may invest in annuity contracts. The Code, as in the case of qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these Plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the Plan. Under a Section 457 Plan, the plan assets remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the participant or beneficiary. However, for Plans established after August 20, 1996, it is required that plan assets must be held in trust for the benefit of plan participants and are not subject to the claims of the general creditors of the employer. Furthermore, this requirement must be met for all Plans no later than January 1, 1999. IN CERTAIN STATES, THE CONTRACTS MAY NOT BE AVAILABLE FOR USE IN CONNECTION WITH SECTION 457 PLANS.

                               ANNUITY PROVISIONS

     Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus for a description of the Annuity Options.)

                              FINANCIAL STATEMENTS

     The  financial   statements  of  the  Company  included  herein  should  be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.



                                     PART C
                                OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

A.    FINANCIAL  STATEMENTS

The financial statements of the Separate Account and the Company will be filed by amendment.

B.          EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*

     2.    Not  Applicable.

     3.    Form  of  Principal  Underwriters  Agreement.*

     4.   (i)    Individual  Fixed  and Variable Deferred Annuity Contract.*
         (ii)    Allocated  Fixed  and  Variable  Group  Annuity  Contract.*
        (iii)    Allocated  Fixed  and  Variable  Group  Annuity  Certificate.*
         (iv)    Death  Benefit  Endorsement.*

     5.    Application  Form.*

     6.   (i)    Copy  of  Articles  of  Incorporation  of  the  Company.*
         (ii)    Copy  of  the  Bylaws  of  the  Company.*

     7.    Not  Applicable.

     8.    Form  of  Fund Participation Agreements (to be filed by amendment).

     9.    Opinion  and  Consent  of  Counsel (to be filed by amendment).

    10.    Consents  of  Independent  Auditors (to be filed by amendment).

    11.    Not  Applicable.

    12.    Not  Applicable.

    13.    Calculation  of  Performance  Information (to be filed by amendment).

    14.    Not  Applicable.

    15.    Company  Organizational  Chart.*

    27.    Not  Applicable.

     *  Incorporated  by  reference  to   Post-Effective   Amendment  No.  2  as
     electronically filed on April 30, 1997.

ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The  following  are  the  Executive  Officers  and  Directors  of the Company:

Name and Principal          Position and Offices
  Business Address*         with Depositor
--------------------------  ----------------------------------------------

C. Paul Patsis              Chief Executive Officer, President and
                            Director

James Woodruff Lillie, Jr.  Secretary

Scott D. Silverman          Director

Kitty S. Kennedy            Executive Vice President, Chief Actuary,
                            Chief Administrative Officer and Director

John H. Lancaster           Director, Executive Vice President and Chief
                            Marketing Officer

Michael J. Prager           Director

James P. McDermott          Director

R. Andrew Davidson, III     Treasurer, Senior Vice President (Investments)

Jo Anna Cotaya              Senior Vice President, Commercial Real
                            Estate Group

Francis G. Miller           Senior Vice President, Information Services

Donald M. Woodard           Senior Vice President and Controller

Joel S. Kaplan              Executive Vice President - Financial & Legal
                            Development

* The Principal business address for all officers and directors listed above is III United Plaza, 8545 United Plaza Blvd., Baton Rouge, Louisiana 70809-2264.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart was included as Exhibit 15 in Post- Effective Amendment No. 2 and is incorporated herein by reference.

ITEM  27.    NUMBER  OF  CONTRACT  OWNERS

As of _________, 1998, there were __ Non-Qualified Contract Owners and __ Qualified Contract Owners.

ITEM  28.    INDEMNIFICATION

The Bylaws (Article VII) of the Company provide, in part, that:

This company may indemnify any person who was or is a party or is threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another business, foreign or non-profit corporation, partnership, joint venture or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with the defense or settlement of such action and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent, that the court shall determine upon application that, despite the adjudication of liability that in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity plus such expenses which the court shall deem proper. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner in which he reasonably believed to be in or not opposed to the best interest of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.    PRINCIPAL  UNDERWRITERS

(a)  Not Applicable.

(b) United Variable Services, Inc. is the principal underwriter for the Contracts. The following persons are the officers and directors of United Variable Services, Inc. The principal business address for each officer and director of United Variable Services, Inc. is III United Plaza, 8545 United Plaza Blvd., Baton Rouge, LA 70809-2264.

(b)  Name and Principal    Positions and Offices
      Business Address     with Underwriter
     --------------------  --------------------------------------

     C. Paul Patsis        President, Chief Executive Officer and
                           Director

     Theresa T. Cockerham  Director

     Mary Lynn Leach       Secretary, Treasurer and Director

     Joel S. Kaplan        Executive Vice President, Financial
                           and Legal Services

(c)  Not Applicable.

ITEM  30.    LOCATION  OF  ACCOUNTS  AND  RECORDS

Donald M. Woodard, Senior Vice President and Controller, whose address is III United Plaza, 8545 United Plaza Blvd., Baton Rouge, Louisiana 70809-2264, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. United Life & Annuity Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Baton Rouge, and State of Louisiana on this 26th day of February, 1998.

                                 UNITED LIFE & ANNUITY SEPARATE ACCOUNT ONE
                                 -------------------------------------------
                                 Registrant

                            By:  UNITED LIFE & ANNUITY INSURANCE COMPANY
                                 ---------------------------------------


                            By:  /S/ C. PAUL PATSIS
                                 ---------------------------------------
                                 Mr. C. Paul Patsis
                                 President and Chief Executive Officer


                            By:  UNITED LIFE & ANNUITY INSURANCE COMPANY
                                 ---------------------------------------
                                 Depositor


                            By:  /S/ C. PAUL PATSIS
                                 ---------------------------------------
                                 Mr. C. Paul Patsis
                                 President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                               DATE          SIGNATURE                      DATE

/S/ C. PAUL PATSIS                      2/26/98       /S/ KITTY S. KENNEDY           2/25/98
-------------------------               -------       --------------------           -------
C. Paul Patsis                                        Kitty S. Kennedy
Director, President and Chief                         Director, Executive Vice
Executive Officer                                     President, Chief Administrative
                                                      Officer & Chief Actuary

/S/ JOHN H. LANCASTER                   2/25/98       /S/ R. ANDREW DAVIDSON, III    2/25/98
-------------------------               -------       ----------------------------   -------
John H. Lancaster                                     R. Andrew Davidson, III
Director, Executive Vice President,                   Treasurer, Chief Investment
& Chief Marketing Officer                             Officer, Senior Vice President


/S/ SCOTT D. SILVERMAN                  2/26/98       /S/ JAMES P. MCDERMOTT         2/26/98
-------------------------               -------       --------------------------     -------
Scott D. Silverman                                    James P. McDermott
Director                                              Director

/S/ MICHAEL J. PRAGER                   2/25/98
--------------------------              -------
Michael J. Prager
Director